LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.87%
Automobiles–4.43%
†Tesla	6,220	$ 4,823,486
		4,823,486
Beverages–2.13%
Keurig Dr Pepper	10,837	370,192
†Monster Beverage	4,043	359,140
PepsiCo	10,555	1,587,577
		2,316,909
Biotechnology–3.95%
Amgen	4,338	922,476
†Biogen	1,140	322,609
Gilead Sciences	9,579	669,093
†Incyte	1,693	116,445
†Moderna	3,083	1,186,523
†Regeneron Pharmaceuticals	803	485,960
†Seagen	1,378	233,984
†Vertex Pharmaceuticals	1,983	359,696
		4,296,786
Commercial Services & Supplies–0.50%
Cintas	787	299,580
†Copart	1,795	249,002
		548,582
Communications Equipment–1.61%
Cisco Systems	32,181	1,751,612
		1,751,612
Electric Utilities–0.85%
American Electric Power	3,826	310,595
Exelon	7,476	361,390
Xcel Energy	4,083	255,187
		927,172
Electronic Equipment, Instruments & Components–0.18%
CDW	1,053	191,667
		191,667
Entertainment–2.78%
Activision Blizzard	5,906	457,065
Electronic Arts	2,164	307,829
NetEase ADR	2,287	195,310
†Netflix	3,380	2,062,949
		3,023,153
Food & Staples Retailing–1.68%
Costco Wholesale	3,376	1,517,005
Walgreens Boots Alliance	6,556	308,460
		1,825,465
Food Products–0.89%
Kraft Heinz	9,355	344,451
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International Class A	10,680	$ 621,362
		965,813
Health Care Equipment & Supplies–1.94%
†Align Technology	604	401,920
†DexCom	740	404,677
†IDEXX Laboratories	648	402,991
†Intuitive Surgical	909	903,682
		2,113,270
Health Care Technology–0.14%
Cerner	2,227	157,048
		157,048
Hotels, Restaurants & Leisure–2.05%
†Booking Holdings	314	745,395
†Marriott International Class A	2,490	368,744
Starbucks	9,006	993,452
†Trip.com Group ADR	3,953	121,555
		2,229,146
Industrial Conglomerates–1.03%
Honeywell International	5,273	1,119,352
		1,119,352
Interactive Media & Services–11.95%
†Alphabet Class A	3,117	8,320,177
†Baidu ADR	1,932	297,045
†Facebook Class A	11,960	4,059,104
†Match Group	2,117	332,348
		13,008,674
Internet & Direct Marketing Retail–9.22%
†Amazon.com	2,541	8,347,286
eBay	4,970	346,260
†JD.com ADR	6,033	435,824
†MercadoLibre	380	638,172
†Pinduoduo ADR	2,922	264,938
		10,032,480
IT Services–4.20%
Automatic Data Processing	3,233	646,341
Cognizant Technology Solutions Class A	4,001	296,914
†Fiserv	5,060	549,010
†Okta	1,097	260,362
Paychex	2,733	307,326
†PayPal Holdings	8,972	2,334,604
†VeriSign	855	175,284
		4,569,841
LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.17%
†Peloton Interactive Class A	2,078	$ 180,890
		180,890
Life Sciences Tools & Services–0.44%
†Illumina	1,196	485,110
		485,110
Machinery–0.19%
PACCAR	2,635	207,954
		207,954
Media–3.06%
†Charter Communications Class A	1,404	1,021,494
Comcast Class A	34,976	1,956,208
Fox Class A Class A	2,453	98,390
Fox Class B Class B	1,900	70,528
Sirius XM Holdings	31,061	189,472
		3,336,092
Multiline Retail–0.15%
†Dollar Tree	1,694	162,150
		162,150
Professional Services–0.23%
Verisk Analytics	1,230	246,332
		246,332
Road & Rail–0.47%
CSX	17,229	512,390
		512,390
Semiconductors & Semiconductor Equipment–14.50%
†Advanced Micro Devices	9,265	953,368
Analog Devices	4,106	687,673
Applied Materials	6,897	887,851
ASML Holding	622	463,458
Broadcom	3,133	1,519,286
Intel	30,982	1,650,721
KLA	1,159	387,697
Lam Research	1,085	617,528
Marvell Technology	6,296	379,712
Microchip Technology	2,095	321,562
Micron Technology	8,602	610,570
NVIDIA	19,088	3,954,270
NXP Semiconductors	2,027	397,028
QUALCOMM	8,615	1,111,163
Skyworks Solutions	1,253	206,469
Texas Instruments	7,051	1,355,273
†Xilinx	1,893	285,824
		15,789,453
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–16.10%
†Adobe	3,638	$ 2,094,469
†ANSYS	661	225,038
†Atlassian Class A	1,050	410,991
†Autodesk	1,673	477,089
†Cadence Design Systems	2,104	318,630
†Check Point Software Technologies	1,015	114,736
†Crowdstrike Holdings Class A	1,514	372,111
†DocuSign	1,479	380,739
Intuit	2,087	1,125,957
Microsoft	37,702	10,628,948
†Splunk	1,245	180,164
†Synopsys	1,166	349,112
†Workday Class A	1,460	364,839
†Zoom Video Communications Class A	1,840	481,160
		17,523,983
Specialty Retail–0.57%
†O'Reilly Automotive	527	322,029
Ross Stores	2,705	294,439
		616,468
Technology Hardware, Storage & Peripherals–10.78%
Apple	82,931	11,734,736
		11,734,736
Textiles, Apparel & Luxury Goods–0.35%
†Lululemon Athletica	955	386,488
		386,488
Trading Companies & Distributors–0.21%
Fastenal	4,360	225,020
		225,020
Wireless Telecommunication Services–1.12%
†T-Mobile	9,531	1,217,681
		1,217,681
Total Common Stock (Cost $99,894,424)		106,525,203

MONEY MARKET FUND–2.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	2,273,373	2,273,373
Total Money Market Fund (Cost $2,273,373)		2,273,373

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.96% (Cost $102,167,797)	$108,798,576
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	48,922
NET ASSETS APPLICABLE TO 10,137,138 SHARES OUTSTANDING–100.00%	$108,847,498

† Non-income producing.

The following futures contracts were outstanding at September 30, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
8	E-mini NASDAQ 100	$2,349,200	$2,469,005	12/17/21	$—	$(119,805)

[1]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP SSGA Nasdaq-100 Index Fund–3

LVIP SSGA Nasdaq-100 Index Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Nasdaq-100 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$106,525,203	$—	$—	$106,525,203
Money Market Fund	2,273,373	—	—	2,273,373
Total Investments	$108,798,576	$—	$—	$108,798,576
Derivatives:

Liabilities:
Futures Contract	$(119,805)	$—	$—	$(119,805)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Nasdaq-100 Index Fund–4